UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06350
Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2010
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust
Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (82.2%)
$12,750	Abag Finance Authority for Nonprofit Corporations, Eskaton Village-Placerville Ser 2007	0.29%	04/07/10	$12,750,000
3,490	Alameda County Joint Powers Authority, Juvenile Justice Ser 2008 A PUTTERs Ser 2927Z (AGM Insd)	0.30	04/07/10	3,490,000
	Austin Trust,
2,220	California Educational Facilities Authority University of Southern California Ser 2009 A Custody Receipts Ser 2008-1207	0.30	04/07/10	2,220,000
7,400	California Public Works Board Ser 2008 A Custody Receipts Ser 2008-1065	0.30	04/07/10	7,400,000
13,000	Los Angeles Unified School District Election 2005 Ser E Custody Receipts Ser 2008-1049 (AGM Insd)	0.30	04/07/10	13,000,000
6,525	Metropolitan Water District of Southern California Ser 2007 A Custody Receipts Ser 2008-1062	0.30	04/07/10	6,525,000
5,075	Sacramento Municipal Utility District Electric Ser 2008-U Custody Receipts Ser 2008-1134 (AGM Insd)	0.33	04/07/10	5,075,000
5,665	Santa Clara County Financing Authority Lease Ser L Custody Receipts Ser 2008-3011X	0.30	04/07/10	5,665,000
6,665	Santa Clara County Financing Authority Lease Ser L Custody Receipts Ser 2008-3012X	0.30	04/07/10	6,665,000
7,000	Barclays Capital Inc., Carnegie Institution of Washington Ser 2010 A Floater-TRs Ser 24B	0.28	04/07/10	7,000,000
	Bay Area Toll Authority,
34,600	San Francisco Bay Area Toll Bridge 2007 Ser A2	0.29	04/07/10	34,600,000
2,600	San Francisco Bay Area Toll Bridge Ser B-1	0.27	04/07/10	2,600,000
6,245	BB&T Municipal Trust, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28	0.29	04/07/10	6,245,000
	California Educational Facilities Authority,
10,900	California Institute of Technology 2006 Ser A	0.27	04/07/10	10,900,000
11,000	California Institute of Technology Ser 1994	0.27	04/07/10	11,000,000
5,465	California Lutheran University Ser 2004A	0.29	04/07/10	5,465,000
	California Health Facilities Financing Authority,
11,340	Adventist Health System/West 2002 Ser A	0.24	04/01/10	11,340,000
51,835	Kaiser Permanente Ser 2006 C	0.27	04/07/10	51,835,000
20,280	Scripps Health Ser 2008 C	0.27	04/07/10	20,280,000
6,970	Scripps Health Ser 2008 F	0.26	04/07/10	6,970,000
28,695	Sisters of Charity of Leavenworth Health System Ser 2003	0.25	04/07/10	28,695,000
8,850	Stanford Hospital Ser 2008 B-2	0.26	04/07/10	8,850,000
	California Infrastructure & Economic Development Bank,
5,750	Le Lycee Francais de Los Angeles Ser 2006	0.29	04/07/10	5,750,000
1,100	Pacific Gas & Electric Ser 2009 D	0.24	04/01/10	1,100,000
16,855	SRI International Ser 2003 A	0.29	04/07/10	16,855,000
2,600	California Pollution Control Financing Authority, Pacific Gas & Electric Co Ser 1996 F	0.27	04/01/10	2,600,000
	California State Department of Water Resources,
36,195	Power Supply Ser 2002 C Subser C-10	0.30	04/07/10	36,195,000
29,495	Power Supply Ser 2002 C Subser C-15	0.24	04/07/10	29,495,000
10,000	Power Supply Ser 2002 C Subser C-16	0.25	04/07/10	10,000,000
2,600	Power Supply Ser 2002 C Subser C-17	0.27	04/07/10	2,600,000
6,000	Power Supply Ser 2002 C Subser C-18	0.25	04/07/10	6,000,000
35,400	Power Supply Ser 2002 C Subser C-9	0.29	04/07/10	35,400,000
7,260	Power Supply Ser 2005 F Subser G-2	0.27	04/01/10	7,260,000
9,550	Power Supply Ser B Subser B-6	0.26	04/07/10	9,550,000
	California Statewide Communities Development Authority,
17,000	Front Porch Communities & Services Ser 2007 B	0.25	04/07/10	17,000,000
18,575	John Muir Health Ser 2008 A	0.27	04/01/10	18,575,000
14,300	Kaiser Permanente Ser 2003 B	0.27	04/07/10	14,300,000
8,600	Kaiser Permanente Ser 2004 L	0.27	04/07/10	8,600,000
16,500	Kaiser Permanente, Ser 2004 J	0.27	04/07/10	16,500,000
8,700	Rady Children’s Hospital Ser 2008 B	0.30	04/01/10	8,700,000
2,000	Rady Children’s Hospital Ser 2008 D	0.30	04/01/10	2,000,000
9,120	SWEEP Loan Program Ser 2007 A	0.27	04/07/10	9,120,000

Active Assets California Tax-Free Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$9,390	The Master’s College Ser 2002	0.24%	04/07/10	$9,390,000
40,900	University of San Diego Ser 2005	0.27	04/07/10	40,900,000
8,825	Calleguas-Las Virgenes Public Financing Authority, Municipal Water District Ser 2008 A	0.23	04/07/10	8,825,000
15,797	City of Irvine, Improvement Bond Act 1915	0.27	04/01/10	15,797,000
	City of Los Angeles,
13,365	Wastewater System Sub Ser 2008 A	0.25	04/07/10	13,365,000
42,710	Wastewater System Sub Ser 2008 A	0.29	04/07/10	42,710,000
11,095	Wastewater System Sub Ser 2008 C	0.26	04/07/10	11,095,000
4,045	City of Modesto, Multifamily Housing Shadowbrook Apartments Ser 2001 A	0.30	04/07/10	4,045,000
18,300	City of Mountain View, Villa Mariposa Multifamily 1985 Ser A	0.30	04/07/10	18,300,000
20,000	City of Newport Beach, Hoag Memorial Hospital Presbyterian Ser 2008 C	0.25	04/07/10	20,000,000
4,700	City of Santa Clara, Electric Ser 2008 A	0.28	04/01/10	4,700,000
5,000	City of Sunnyvale, Government Center Site Acquuisition Ser 2009 A (COPs)	0.32	04/07/10	5,000,000
8,000	City of Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992	0.29	04/07/10	8,000,000
	City of Whittier,
8,700	Presbyterian Intercommunity Hospital Ser 2009 A	0.26	04/07/10	8,700,000
18,600	Presbyterian Intercommunity Hospital Ser 2009 C	0.25	04/07/10	18,600,000
1,200	County of Riverside, 1985 Ser B (COPs)	0.27	04/07/10	1,200,000
1,600	County of San Bernardino, 1996 Cap Imp Refinancing (COPs)	0.29	04/07/10	1,600,000
10,500	County of Santa Clara, Multifamily The Grove Garden Apartments Ser 1997 A	0.27	04/07/10	10,500,000
	East Bay Municipal Utility District,
15,000	Water System Sub Refg Ser 2010 A-2	0.29	03/01/11	15,000,000
34,300	Water System Sub Ser 2007 A Eagle #20080018 Class A (AGM Insd)	0.29	04/07/10	34,300,000
	Eastern Municipal Water District,
13,200	Water & Sewer Ser 2008 A (COPs)	0.25	04/07/10	13,200,000
16,970	Water & Sewer Ser 2008 D (COPs)	0.25	04/07/10	16,970,000
3,600	Water & Sewer Ser 2008 F (COPs)	0.27	04/07/10	3,600,000
2,970	Irvine Public Facilities & Infrastructure Authority, Capital Improvement Ser 1985 (COPs)	0.29	04/01/10	2,970,000
5,750	Irvine Ranch Water District, Cons Ser 2009 A	0.23	04/07/10	5,750,000
	JP Morgan Chase Putters/Drivers Trust,
8,515	Citrus Community College District Ser 2004 C PUTTERs Ser 3487	0.36	04/07/10	8,515,000
2,000	Peralta Community College District Ser 2005 PUTTERs Ser 3499z (AGM Insd)	0.29	04/07/10	2,000,000
10,550	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	0.27	04/07/10	10,550,000
22,940	Los Angeles County Metropolitan Transportation Authority, Prop A First Tier Senior Sales Tax Ser 2008-A1	0.27	04/07/10	22,940,000
	Los Angeles Department of Water & Power,
5,800	Power System 2001 Ser B Subser B-2	0.27	04/07/10	5,800,000
5,300	Power System 2001 Ser B Subser B-3	0.32	04/01/10	5,300,000
11,300	Power System 2002 Ser A Subser A-6	0.27	04/07/10	11,300,000
20,600	Power System 2002 Ser A-5	0.26	04/07/10	20,600,000
4,000	Water System 2001 Ser B Subser B-2	0.30	04/01/10	4,000,000
1,200	Water System 2001 Ser B Subser B-3	0.22	04/07/10	1,200,000
4,880	Los Rios Community College District, Election 2002 Ser C PUTTERs Ser 2972 (AGM Insd)	0.29	04/07/10	4,880,000
	Metropolitan Water District of Southern California,
7,500	Water 1997 Ser B	0.27	04/07/10	7,500,000
19,600	Water 1999 Ser C	0.28	04/07/10	19,600,000
20,000	Water 2000 Ser B-2	0.26	04/07/10	20,000,000
9,600	Water 2000 Ser B-4	0.26	04/07/10	9,600,000
25,600	Water 2001 Ser C-1	0.28	04/01/10	25,600,000
6,500	Water 2005 Ser B-2	0.28	04/01/10	6,500,000
10,555	Water 2006 Ser A-1	0.27	04/07/10	10,555,000
6,750	Orange County Water District, Ser 2003 A (COPs)	0.25	04/07/10	6,750,000

Active Assets California Tax-Free Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$2,940	Peralta Community College District, Election 2006 Ser B PUTTERs Ser 2682 (AGM Insd)	0.29%	04/07/10	$2,940,000
4,300	Rancho Water District Financing Authority, Ser 2008 B	0.25	04/07/10	4,300,000
	Sacramento Regional County Sanitation Districts Financing Authority,
2,670	Sub Lien Ser 2008 A	0.28	04/01/10	2,670,000
5,875	Sub Lien Ser 2008 B	0.28	04/01/10	5,875,000
5,500	Sub Lien Ser 2008 E	0.26	04/07/10	5,500,000
14,000	Sacramento Transportation Authority, Measure A Sales Tax Ser 2009 A	0.25	04/07/10	14,000,000
8,895	San Bernardino County Flood Control District Zone No 2, Judgment Ser 2008	0.27	04/07/10	8,895,000
10,000	San Bernardino County Housing Authority, Multifamily Raintree Apartments Ser 2005 A	0.28	04/07/10	10,000,000
18,260	San Diego Public Facilities Financing Authority Water Ser 2009 B PUTTERs Ser 3504	0.27	04/07/10	18,260,000
7,250	San Diego Redevelopment Agency, Centre City Tax Allocation Ser 2001 PUTTERs Ser 2985 (AGM Insd)	0.39	04/01/10	7,250,000
26,450	San Francisco City & County Airports Commission, 2009 Second Ser 36-A	0.23	04/07/10	26,450,000
3,000	San Francisco City & County Finance Corporation, Moscone Center Ser 2008-1	0.29	04/07/10	3,000,000
12,005	San Jose Financing Authority, Lease Ser 2002 ROCs II-R Ser 11566 (BHAC Insd)	0.29	04/07/10	12,005,000
20,200	Santa Clara County Financing Authority, El Camino Hospital Ser 2009 A	0.26	04/07/10	20,200,000
26,275	Santa Clara Valley Transportation Authority, Sales Tax Ser 2008 C	0.29	04/07/10	26,275,000
5,860	Sequoia Union High School District, Ser 2005 B PUTTERs Ser 2905Z (AGM Insd)	0.29	04/07/10	5,860,000
10,965	Southern California Public Power Authority, Magnolia Power Project A Ser 2009-1	0.27	04/07/10	10,965,000
4,690	Turlock Irrigation District, Ser 1988 A	0.25	04/07/10	4,690,000
14,925	West Hills Community College District, Ser 2008 (COPs)	0.32	04/07/10	14,925,000
18,750	Western Municipal Water District Facilities Authority, Ser 2009 A	0.27	04/07/10	18,750,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $1,286,687,000)			1,286,687,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	California Tax-Exempt Commercial Paper (8.9%)
2,245	California Department of Water Resources, Ser 1	0.28	04/30/10	0.28	2,245,000
14,290	California State University Institute, Ser A	0.27	05/13/10	0.27	14,290,000
30,000	Los Angeles Department of Water & Power, Power System	0.21	04/08/10	0.21	30,000,000
7,000	Riverside County Transportation Authority, Ser B	0.20	05/17/10	0.20	7,000,000
	San Diego County Water Authority,
9,900	Ser 1	0.28	04/28/10	0.28	9,900,000
19,000	Ser 1	0.30	04/30/10	0.30	19,000,000
9,000	Ser 2	0.23	05/20/10	0.23	9,000,000
9,500	Ser 2	0.17	06/10/10	0.17	9,500,000
5,120	San Francisco Airport Commission, San Francisco, International Airport Ser 1997 B	0.25	05/05/10	0.25	5,120,000
	San Francisco County Transportation Authority,
5,000	2004 Ser A	0.28	04/27/10	0.28	5,000,000
5,000	2004 Ser B	0.28	04/29/10	0.28	5,000,000
12,000	2004 Ser B	0.25	04/30/10	0.25	12,000,000
	San Gabriel Valley Council of Governments,
5,150	Alameda Corridor East GANs	0.29	04/21/10	0.29	5,150,000
6,000	Alameda Corridor East GANs	0.20	05/03/10	0.20	6,000,000

	Total California Tax-Exempt Commercial Paper (Cost $139,205,000)				139,205,000

Active Assets California Tax-Free Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE
	California Tax-Exempt Short-Term Municipal Notes and Bonds (8.5%)
	California Community College Financing Authority,
$28,500	Ser 2009 A TRANs, dtd 07/21/09	2.00%	06/30/10	0.95	$28,572,998
12,485	Ser 2009 C TRANs, dtd 08/11/09	2.50	06/30/10	1.18	12,525,250
7,000	Ser 2009 D TRANs, dtd 08/11/09	2.25	06/30/10	1.25	7,017,086
38,250	California School Cash Reserve Program Authority, 2009-2010 Ser A (COPs) TRANs, dtd 07/06/09	2.50	07/01/10	0.60	38,430,032
14,000	Corona-Norco Unified School District, Ser 2009-10 TRANs, dtd 10/22/09	1.50	09/01/10	0.70	14,046,524
19,000	Los Angeles County Schools, Pooled 2009-2010 Ser A TRANs, dtd 07/01/09	2.50	06/30/10	0.85	19,076,621
4,700	Riverside County, Teeter Obligation 2009 Ser C, dtd 12/15/09	2.00	10/15/10	0.73	4,732,010
9,000	San Bernardino County, Ser 2009-10 TRANs, dtd 07/01/09	2.00	06/30/10	0.40	9,035,360

	Total California Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $133,435,881)				133,435,881

	Total Investments (Cost $1,559,327,881) (c)			99.6%	1,559,327,881
	Other Assets in Excess of Liabilities			0.4	6,709,049

	Net Assets			100.0%	$1,566,036,930

COPs	Certificates of Participation.

GANs	Grant Anticipation Notes.

PUTTERs	Puttable Tax-Exempt Receipts.

ROCs	Reset Option Certificates.

SWEEP	Statewide Easy Equipment Program.

TRANs	Tax Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at March 31, 2010.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGM	Assured Guaranty Municipal Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets California Tax-Free Trust
Notes to Financial Statements • March 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
California Tax-Exempt Short-Term Variable Rate Municipal Obligations	$1,286,687,000	—	$1,286,687,000	—
California Tax-Exempt Commercial Paper	139,205,000	—	139,205,000	—
California Tax-Exempt Short-Term Municipal Notes and Bonds	133,435,881	—	133,435,881	—

Total	$1,559,327,881	—	$1,559,327,881	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer May 17, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer May 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer May 17, 2010